JPT
Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 119.0% (100.0% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 81.8% (68.8% of Total Investments)
	Automobiles – 1.5%
$2,769	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	$2,202,200
	Banks – 36.2%
1,735	Bank of America Corp	6.300%	N/A (3)	BBB	1,887,533
465	Bank of America Corp	6.100%	N/A (3)	BBB	492,249
855	Bank of America Corp	6.250%	N/A (3)	BBB	891,081
1,960	Bank of America Corp	6.500%	N/A (3)	BBB	2,087,400
1,695	Barclays Bank PLC, 144A	10.179%	6/12/21	BBB+	1,815,852
525	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	557,429
660	CIT Group Inc	5.800%	N/A (3)	Ba3	517,895
2,932	Citigroup Inc	5.950%	N/A (3)	BBB-	2,954,313
1,525	Citigroup Inc	6.300%	N/A (3)	BBB-	1,505,938
1,530	Citigroup Inc	6.250%	N/A (3)	BBB-	1,637,100
1,595	Citigroup Inc	5.000%	N/A (3)	BBB-	1,450,341
890	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	841,050
833	CoBank ACB, 144A	6.250%	N/A (3)	BBB+	837,165
1,000	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,104,022
5,000	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	5,200,000
3,085	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	3,311,994
1,235	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (4)	4.487%	N/A (3)	BBB+	1,172,478
2,270	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	2,111,100
805	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	825,125
3,845	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	4,320,196
465	M&T Bank Corp	6.450%	N/A (3)	Baa2	483,600
1,130	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,139,413
605	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	613,700
1,266	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	1,287,623
1,835	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	2,529,731
1,100	Truist Financial Corp	5.050%	N/A (3)	Baa2	1,033,659
3,875	Truist Financial Corp	4.800%	N/A (3)	Baa2	3,622,582
400	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (4)	2.366%	N/A (3)	A3	314,000

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$1,210	Wachovia Capital Trust III, (3-Month LIBOR reference rate + 0.930% spread), (4)	5.570%	N/A (3)	Baa2	$1,201,990
805	Wells Fargo & Co	7.950%	11/15/29	Baa1	1,033,305
2,415	Wells Fargo & Co	5.875%	N/A (3)	Baa2	2,578,012
1,185	Wells Fargo & Co	5.900%	N/A (3)	Baa2	1,202,775
355	Zions Bancorp NA	5.800%	N/A (3)	BB+	312,400
355	Zions Bancorp NA	7.200%	N/A (3)	BB+	347,317
	Total Banks				53,220,368
	Capital Markets – 5.7%
2,175	Charles Schwab Corp	5.375%	N/A (3)	BBB	2,256,562
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,575,000
1,378	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (4)	4.370%	N/A	BBB-	1,279,818
1,934	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	1,967,845
1,328	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	1,349,580
	Total Capital Markets				8,428,805
	Commercial Services & Supplies – 0.9%
1,885	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	1,376,050
	Consumer Finance – 0.9%
785	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4)	4.150%	N/A (3)	Baa3	655,475
755	Discover Financial Services	5.500%	N/A (3)	Ba2	638,632
	Total Consumer Finance				1,294,107
	Diversified Financial Services – 2.9%
2,000	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	2,000,000
2,360	Voya Financial Inc	6.125%	N/A (3)	BBB-	2,336,400
	Total Diversified Financial Services				4,336,400
	Electric Utilities – 3.4%
1,170	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,149,525
3,605	Emera Inc	6.750%	6/15/76	BB+	3,810,503
	Total Electric Utilities				4,960,028
	Food Products – 5.0%
2,100	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	1,732,500
2,120	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	1,998,100
1,550	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	1,441,500

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$2,525	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	$2,259,875
	Total Food Products				7,431,975
	Independent Power & Renewable Electricity Producers – 0.7%
355	AES Gener SA, 144A	7.125%	3/26/79	BB	338,133
725	AES Gener SA, 144A	6.350%	10/07/79	BB	676,070
	Total Independent Power & Renewable Electricity Producers				1,014,203
	Industrial Conglomerates – 2.0%
3,537	General Electric Co	5.000%	N/A (3)	BBB-	2,910,456
	Insurance – 17.7%
780	Aegon NV	5.500%	4/11/48	Baa1	802,940
1,530	American International Group Inc	5.750%	4/01/48	Baa2	1,554,128
2,930	Assurant Inc	7.000%	3/27/48	BB+	2,871,400
6,000	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	5,280,000
2,205	AXA SA	8.600%	12/15/30	A3	3,061,688
1,045	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	914,375
1,000	MetLife Inc, 144A	9.250%	4/08/38	BBB	1,320,000
1,495	MetLife Inc	5.875%	N/A (3)	BBB	1,539,850
1,670	Provident Financing Trust I	7.405%	3/15/38	Baa3	1,837,000
3,535	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	3,808,962
818	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	888,553
2,325	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	1,505,438
600	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	654,074
	Total Insurance				26,038,408
	Metals & Mining – 1.1%
1,000	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	1,010,000
500	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	558,750
	Total Metals & Mining				1,568,750
	Multi-Utilities – 1.8%
1,295	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	1,181,687
1,529	NiSource Inc	5.650%	N/A (3)	BBB-	1,406,680
	Total Multi-Utilities				2,588,367
	Oil, Gas & Consumable Fuels – 0.5%
380	MPLX LP	6.875%	N/A (3)	BB+	273,228

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$498	Transcanada Trust	5.500%	9/15/79	BBB	$468,120
	Total Oil, Gas & Consumable Fuels				741,348
	Trading Companies & Distributors – 0.4%
955	AerCap Holdings NV	5.875%	10/10/79	BB+	637,462
	U.S. Agency – 0.4%
615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	557,344
	Wireless Telecommunication Services – 0.7%
905	Vodafone Group PLC	7.000%	4/04/79	BB+	1,035,271
	Total $1,000 Par (or similar) Institutional Preferred (cost $126,271,674)				120,341,542

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 36.6% (30.7% of Total Investments)
	Banks – 10.1%
8,122	Citigroup Inc	7.125%	BBB-	$222,055
16,050	CoBank ACB, 144A, (5)	6.250%	BBB+	1,621,050
34,640	CoBank ACB, (5)	6.200%	BBB+	3,576,580
15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%	Baa1	1,500,000
50,000	Fifth Third Bancorp	6.625%	Baa3	1,335,000
75,000	Huntington Bancshares Inc/OH	6.250%	Baa3	1,926,750
14,200	KeyCorp	6.125%	Baa3	403,564
100,000	Regions Financial Corp	6.375%	BB+	2,708,000
20,000	Regions Financial Corp	5.700%	BB+	530,200
29,300	Synovus Financial Corp	5.875%	BB-	630,829
16,400	Wells Fargo & Co	4.750%	Baa2	391,632
	Total Banks			14,845,660
	Capital Markets – 4.2%
7,777	Goldman Sachs Group Inc	5.500%	Ba1	196,369
43,200	Morgan Stanley	7.125%	BBB-	1,175,040
73,200	Morgan Stanley	6.875%	BBB-	1,977,132
58,300	Morgan Stanley	5.850%	BBB-	1,537,954
23,100	Morgan Stanley	6.375%	BBB-	620,235
22,821	State Street Corp	5.350%	Baa1	617,993
	Total Capital Markets			6,124,723
	Consumer Finance – 1.1%
25,000	GMAC Capital Trust I	6.177%	BB-	563,750

Shares	Description (1)	Coupon	Ratings (2)	Value
	Consumer Finance (continued)
52,800	Synchrony Financial	5.625%	BB-	$1,100,352
	Total Consumer Finance			1,664,102
	Diversified Financial Services – 4.8%
32,620	AgriBank FCB, (5)	6.875%	BBB+	3,262,000
26,200	Equitable Holdings Inc	5.250%	BBB-	631,944
123,600	Voya Financial Inc	5.350%	BBB-	3,193,824
	Total Diversified Financial Services			7,087,768
	Diversified Telecommunication Services – 0.4%
22,900	AT&T Inc	4.750%	BBB	526,929
	Food Products – 3.7%
26,859	CHS Inc	7.875%	N/R	723,313
68,707	CHS Inc	7.100%	N/R	1,806,994
31,132	CHS Inc	6.750%	N/R	788,262
81,867	CHS Inc	7.500%	N/R	2,153,921
	Total Food Products			5,472,490
	Insurance – 8.3%
63,100	American Equity Investment Life Holding Co	5.950%	BB	1,465,813
73,215	Aspen Insurance Holdings Ltd	5.950%	Baa3	1,771,803
74,900	Aspen Insurance Holdings Ltd	5.625%	Baa3	1,788,612
79,700	Athene Holding Ltd	6.350%	BBB-	1,934,319
99,736	Delphi Financial Group Inc, (5)	3.582%	BBB	2,194,192
31,900	Enstar Group Ltd	7.000%	BB+	793,353
65,687	Maiden Holdings North America Ltd	7.750%	N/R	1,380,084
35,002	Reinsurance Group of America Inc	5.750%	BBB+	893,251
	Total Insurance			12,221,427
	Oil, Gas & Consumable Fuels – 1.6%
90,000	NuStar Energy LP	8.500%	B1	1,557,000
40,000	NuStar Energy LP	7.625%	B1	644,000
9,796	NuStar Logistics LP	7.953%	B1	186,908
	Total Oil, Gas & Consumable Fuels			2,387,908
	Thrifts & Mortgage Finance – 2.0%
15,135	Federal Agricultural Mortgage Corp	6.000%	N/R	383,823
103,800	New York Community Bancorp Inc	6.375%	Ba2	2,589,810
	Total Thrifts & Mortgage Finance			2,973,633
	Trading Companies & Distributors – 0.4%
28,000	Air Lease Corp	6.150%	BB+	504,560
	Total $25 Par (or similar) Retail Preferred (cost $57,417,449)			53,809,200

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 0.6% (0.5% of Total Investments)
	Diversified Financial Services – 0.6%
$1,620	ILFC E-Capital Trust II, 144A	3.270%	12/21/65	BB+	$805,950
$1,620	Total Corporate Bonds (cost $1,243,621)				805,950
	Total Long-Term Investments (cost $184,932,744)				174,956,692
	Borrowings – (19.9)% (6), (7)				(29,300,000)
	Other Assets Less Liabilities – 0.9% (8)				1,419,922
	Net Assets Applicable to Common Shares – 100%				$147,076,614
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(60)	6/20	$(8,343,750)	$(7,960,444)	$(383,306)	$(5,625)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$120,341,542	$ —	$120,341,542
$25 Par (or similar) Retail Preferred	41,655,378	12,153,822	—	53,809,200
Corporate Bonds	—	805,950	—	805,950
Investments in Derivatives:
Futures Contracts*	(383,306)	—	—	(383,306)
Total	$41,272,072	$133,301,314	$ —	$174,573,386

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Borrowings as a percentage of Total Investments is 16.7%.
(7)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.